FORM 13F

FORM 13F COVER PAGE

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Report for the Calendar Year or Quarter Ended: 12-31-2011

Check here if Amendment []; Amendment Number:

This Amendment (Check only one): [] is a restatement.
				 [] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: AMBS Investment Counsel, LLC
Address: 625 Kenmoor SE
	 Suite 307
         Grand Rapids, MI 49546

13F File Number: 028-03412

 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained here in is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name: Kathleen A. Maciejewski
Title: Chief Compliance Officer
Phone: 616-949-8160
Signature, Place, and Date of Signing:

Kathleen A. Maciejewski, Grand Rapids, MI, 01-31-2012

Report Type (Check only one):

[x] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co.                         COM              88579Y101     7506 91840.000SH       SOLE                81630.000         10210.000
AT&T                           COM              00206R102     7704 254755.000SH      SOLE               228082.000         26673.000
Abbott Laboratories            COM              002824100     7667 136345.000SH      SOLE               121450.000         14895.000
Abraxas Petroleum Corp.        COM              003830106       82 25000.000SH       SOLE                                  25000.000
Advance Auto Parts             COM              00751Y106     6656 95595.000SH       SOLE                85720.000          9875.000
Aecom Technology Corp.         COM              00766T100     5806 282250.000SH      SOLE               253590.000         28660.000
Aflac, Inc.                    COM              001055102     4589 106085.000SH      SOLE                95885.000         10200.000
Alexco Resource Corp.          COM              01535P106      102 15000.000SH       SOLE                                  15000.000
Anadarko Petroleum Corp.       COM              032511107     6497 85114.000SH       SOLE                76409.000          8705.000
Apache Corp.                   COM              037411105     4308 47555.000SH       SOLE                42230.000          5325.000
Bank of America Corp.          COM              060505104     2210 397401.000SH      SOLE               367826.000         29575.000
Bard, C.R.                     COM              067383109      253 2958.000 SH       SOLE                 2958.000
Barrick Gold Corp.             COM              067901108     4201 92835.000SH       SOLE                81410.000         11425.000
Becton Dickinson & Co.         COM              075887109     3374 45150.000SH       SOLE                44830.000           320.000
Bemis Co                       COM              081437105     4984 165685.000SH      SOLE               149690.000         15995.000
Berkshire Hathaway Cl B        COM              084670207      449 5882.000 SH       SOLE                 2100.000          3782.000
Capital One Financial Corp.    COM              14040H105     6263 148085.000SH      SOLE               134910.000         13175.000
Chevron Corp.                  COM              166764100     8287 77890.000SH       SOLE                71635.000          6255.000
Cisco Systems Inc.             COM              17275R102     8899 492185.000SH      SOLE               442935.000         49250.000
Coca-Cola Company              COM              191216100     3760 53735.000SH       SOLE                38845.000         14890.000
Colgate Palmolive              COM              194162103      478 5175.000 SH       SOLE                 3975.000          1200.000
Conagra Foods Inc.             COM              205887102     6530 247350.000SH      SOLE               223165.000         24185.000
Dejour Enterprise Ltd.         COM              24486R103       39 75000.000SH       SOLE                                  75000.000
Denison Mines Corp.            COM              248356107       12 10000.000SH       SOLE                                  10000.000
Dow Chemical                   COM              260543103     7454 259165.000SH      SOLE               233140.000         26025.000
Doxa Energy Ltd.               COM              261223101        3 20000.000SH       SOLE                                  20000.000
Dupont                         COM              263534109      218 4760.000 SH       SOLE                 2060.000          2700.000
Dynacor Gold Mines, Inc.       COM              26779X101        7 10000.000SH       SOLE                                  10000.000
EMC Corp.                      COM              268648102     3219 149455.000SH      SOLE               121935.000         27520.000
Emerson Electric Company       COM              291011104      224 4800.000 SH       SOLE                 4800.000
Encanto Potash Corp.           COM              29251N104        8 30000.000SH       SOLE                                  30000.000
Endeavour Silver Corp.         COM              29258Y103      165 17000.000SH       SOLE                                  17000.000
Enterprise Products Prtns LP   COM              293792107      323 6974.000 SH       SOLE                 1860.000          5114.000
Exxon Mobil Corp.              COM              30231G102     2117 24982.000SH       SOLE                13970.000         11012.000
FedEx Corp.                    COM              31428X106     7460 89335.000SH       SOLE                80260.000          9075.000
Fire River Gold Corp.          COM              31811Q106        2 10000.000SH       SOLE                                  10000.000
General Electric               COM              369604103     6215 347033.868SH      SOLE               301898.868         45135.000
Gilead Sciences, Inc.          COM              375558103     3800 92840.000SH       SOLE                88415.000          4425.000
Goldcorp, Inc.                 COM              380956409      951 21500.000SH       SOLE                                  21500.000
Golden Phoenix Minerals, Inc.  COM              381149103        3 50000.000SH       SOLE                                  50000.000
Grainger W.W.                  COM              384802104      730 3900.000 SH       SOLE                                   3900.000
Great Panther Silver Ltd.      COM              39115V101       29 15000.000SH       SOLE                                  15000.000
H.J. Heinz                     COM              423074103      235 4350.000 SH       SOLE                 4350.000
Hecla Mining Co.               COM              422704106      105 20000.000SH       SOLE                                  20000.000
Hewlett Packard Company        COM              428236103     5079 197163.000SH      SOLE               176763.000         20400.000
Honeywell International, Inc.  COM              438516106      255 4700.000 SH       SOLE                 4700.000
IBM                            COM              459200101     4229 23000.000SH       SOLE                18935.000          4065.000
JPMorgan Chase & Co.           COM              46625H100     6769 203586.000SH      SOLE               182306.000         21280.000
Kaminak Gold Corp.             COM              48356P202       21 10000.000SH       SOLE                                  10000.000
Kellogg Company                COM              487836108      216 4267.000 SH       SOLE                 2467.000          1800.000
Keycorp New                    COM              493267108     4844 629875.000SH      SOLE               567625.000         62250.000
Kodiak Oil & Gas Corp.         COM              50015Q100      161 17000.000SH       SOLE                                  17000.000
Kohl's Corp.                   COM              500255104     7668 155385.000SH      SOLE               139735.000         15650.000
Majescor Resources Inc.        COM              760960203       10 50000.000SH       SOLE                                  50000.000
MarkWest Energy Partners, LP   COM              570759100      330 6000.000 SH       SOLE                                   6000.000
Marsh & McLennan               COM              571748102     4507 142545.000SH      SOLE               135445.000          7100.000
Mart Resources, Inc.           COM              572903102       13 15000.000SH       SOLE                                  15000.000
McDonalds Corp.                COM              580135101      895 8925.000 SH       SOLE                 4725.000          4200.000
Merck & Company                COM              58933Y105      299 7935.000 SH       SOLE                 1135.000          6800.000
Microsoft Corp.                COM              594918104      291 11220.000SH       SOLE                 2220.000          9000.000
Morgan Stanley                 COM              617446448     3099 204840.000SH      SOLE               185265.000         19575.000
Mylan Inc.                     COM              628530107     8624 401875.000SH      SOLE               361435.000         40440.000
Newmont Mining Corp.           COM              651639106     2104 35054.000SH       SOLE                28364.000          6690.000
Oracle Corp.                   COM              68389X105     7596 296145.000SH      SOLE               266355.000         29790.000
Parker Hannifin Corp.          COM              701094104     5645 74028.000SH       SOLE                66366.000          7662.000
Pfizer                         COM              717081103      539 24915.000SH       SOLE                 2975.000         21940.000
Procter & Gamble               COM              742718109      220 3300.000 SH       SOLE                 1700.000          1600.000
Prophecy Coal Corp.            COM              74345B104       33 80000.000SH       SOLE                                  80000.000
Prophecy Platinum Corp.        COM              74345Y104       25 13000.000SH       SOLE                                  13000.000
Royal Dutch Shell PLC - Class  COM              780259206      658 9000.000 SH       SOLE                  600.000          8400.000
Royal Dutch Shell PLC Cl B-ADR COM              780259107     8514 112007.995SH      SOLE                99720.995         12287.000
Rye Patch Gold Corp            COM              783727100       10 15000.000SH       SOLE                                  15000.000
S&P 500 ETF Trust              COM              78462F103      292 2325.000 SH       SOLE                 2325.000
Sandstrom Gold Ltd.            COM              80013R107       24 20000.000SH       SOLE                                  20000.000
Silver Wheaton Corp.           COM              828336107      203 7000.000 SH       SOLE                                   7000.000
Silvercorp Metals Inc.         COM              82835P103      160 25000.000SH       SOLE                                  25000.000
Staples, Inc.                  COM              855030102     6539 470765.000SH      SOLE               425800.000         44965.000
Star Gas Partners, L.P.        COM              85512C105       49 10000.000SH       SOLE                                  10000.000
Stryker Corp.                  COM              863667101     3488 70162.000SH       SOLE                58752.000         11410.000
Symantec Corp.                 COM              871503108     2785 177955.000SH      SOLE               149620.000         28335.000
Taseko Mines Ltd.              COM              876511106       41 15000.000SH       SOLE                                  15000.000
U.S. Bancorp                   COM              902973304     6044 223425.000SH      SOLE               200760.000         22665.000
US Silver Corp.                COM              90343P101       39 100000.000SH      SOLE                                 100000.000
United Health Group Inc.       COM              91324P102     7031 138740.000SH      SOLE               125795.000         12945.000
Verizon Communications         COM              92343V104     8806 219486.000SH      SOLE               195306.000         24180.000
W.R. Berkley Corp.             COM              084423102     4014 116710.000SH      SOLE               110785.000          5925.000
WPX Energy Inc.                COM              98212b103      490 26991.665SH       SOLE                22454.999          4536.666
WalMart Stores                 COM              931142103     7622 127537.000SH      SOLE               113407.000         14130.000
Williams Cos. Inc.             COM              969457100     2183 80975.000SH       SOLE                67365.000         13610.000

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 89

Form 13F Information Table Value Total: $256,390